Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.0572 per share
Amount Registered | shares	1,464,991
Proposed Maximum Offering Price per Unit	5.90
Maximum Aggregate Offering Price	$ 8,643,446.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,193.67
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, par value NIS 0.0572 per share (the "Ordinary Shares"), of ZOOZ Strategy Ltd. (the "Registrant") that become issuable under the ZOOZ Strategy Ltd. Incentive Compensation Plan, as amended (the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that increases the number of outstanding Ordinary Shares. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Ordinary Shares on August 28, 2026 as reported on the Nasdaq Capital Market. Represents additional Ordinary Shares of the Registrant reserved for future issuance under the Plan.